Participation and residual liabilities in the Pictures segment - Summary of Detailed Information on Participation and Residual Liabilities Explanatory (Detail) - Pictures Segment [Member]
¥ in Millions
12 Months Ended
Mar. 31, 2026 JPY (¥)
Disclosure Of Detailed Information On Participation And Residual Liabilities [Line Items]
Balance at beginning of the fiscal year	¥ 425,671
Current portion	236,752
Non-current portion	188,919
Additional participation and residual liabilities	159,039
Impact due to passage of time	5,049
Amounts paid during the year	(247,278)
Unpaid amounts reversed during the year	(3,383)
Translation adjustment	25,028
Balance at end of the fiscal year	364,126
Current portion	223,233
Non-current portion	¥ 140,893